Significant arrangements	6 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Significant arrangements	Significant arrangements
The ongoing significant contracts as of June 30, 2022 are the same as the ones disclosed in the Consolidated Financial Statements as of December 31, 2021 of the Company.

4.1 PHARMAENGINE

In August 2012, the Company entered into a license and collaboration agreement with PharmaEngine, which provided for the development and commercialization of NBTXR3 by PharmaEngine throughout the covered Asia-Pacific countries.
In March 2021, the Company and PharmaEngine mutually agreed to terminate the License and Collaboration agreement set-up in August 2012.

As of June 30, 2021, the Company had paid a total of $6.5 million to PharmaEngine in accordance with the termination agreement signed between the parties. During the six months ended June 30 2022, PharmaEngine became eligible for an additional $1 million payment following receipt and validation of certain clinical study reports. As these reports were received and pending validation as of June 30, 2022, the outflow of resources to settle the obligation can be reliably estimated and the $1 million has been accrued as a provision and has been recorded as Other operating income and expenses (see Note 16.5) and Other payables (see Note 13.2 and Note 23).

PharmaEngine is entitled to receive an additional payment of $5 million upon the second regulatory approval of NBTXR3 in any jurisdiction of the world for any indication. The Company has also agreed to pay royalties to PharmaEngine at low single-digit royalty rates with respect to sales of NBTXR3 in the Asia-Pacific region for a 10-year period beginning at the date of the first sales in the region. As of June 30, 2022, these future payments were not accrued because the triggering events have not occurred.

4.2 LIANBIO

In May 2021, Nanobiotix announced a partnership with LianBio a biotechnology company dedicated to bringing paradigm-shifting medicines to patients in China and major Asian markets, to develop and commercialize NBTXR3 into Greater China (mainland China, Hong Kong, Taiwan, and Macau), South Korea, Singapore and Thailand.

LianBio will collaborate in the development of NBTXR3 in Asia Pacific, with the aim to contribute to patient enrollment in up to five future global registrational studies across several tumor types and therapeutic combinations. LianBio will also support the expansion of the global Phase 3 registrational study in head and neck cancer into
Greater China, while supporting longer term strategic alignment across multiple tumor indications and therapeutic combinations.

In May 2022, the Company concluded with LianBio a clinical supply agreement consisting of the manufacturing and supply to LianBio the products for the clinical development of the Licensed Products in the global HNSCC pivotal Phase 3 trial. LianBio shall exclusively purchase from the Company all its requirements of Licensed Products for the purpose of the development of Licensed Products. Furthermore, LianBio will have to order and purchase NBTXR3 product from the Company according to the quantities as set forth in the binding forecasts.

4.3 FINANCING AGREEMENT WITH THE EUROPEAN INVESTMENT BANK (“EIB”)

The non-dilutive finance contract established with the EIB in July 2018 consisted of an initial tranche of €16.0 million drawn in October 2018 and repayable in a single installment at maturity in 2023 and a second tranche of €14.0 million granted in March 2019 and repayable in semi-annual installments of principal and interest after a two-year grace period.

In connection with this financing agreement, the Company also entered into a royalty agreement with EIB pursuant to which the Company is required, during a six-year royalty calculation period commencing on January 1, 2021, to pay royalties to EIB (on each June 30 with respect to the preceding year within the calculation period, beginning as of June 30, 2022 based on the 2021 revenue). The amount of royalties payable is calculable based on low single digit royalty rates, which vary according to the number of tranches that have been drawn, and indexed on the Company’s annual sales turnover. (See Note 12 Financial liabilities)

4.4 COLLABORATION AGREEMENT WITH MD ANDERSON

In January 2019, the Company and the University of Texas MD Anderson Cancer Center announced a large-scale research collaboration.

The collaboration will support multiple Phase I/II clinical trials involving around 340 patients with NBTXR3 for use in treating several cancer types, including head and neck, pancreatic, thoracic, lung, gastrointestinal and genitourinary cancers.

As part of the funding for this collaboration, Nanobiotix is committed to pay approximately $11 million for those clinical trials during the collaboration. An additional milestone payment will also be paid upon grant of the first regulatory approval by the Food and Drug Administration in the United States (See Note 21 Commitments).

During the six months ended June 30 2022 June 30, 2022, the Company recognized prepaid expenses for €0.5 million. Expenses will be recorded during the course of the collaboration in the statement of consolidated operations based on the patients enrolled during the relevant period (See Note 8.2 Other Current Assets).

4.5 EQUITY LINE

The Chairman of the Executive Board, acting under the authority of the Executive Board of Directors held on May 18, 2022, and in accordance with the 21st resolution from the Annual Shareholders’ Meeting of April 28, 2021, has decided to set up an equity financing agreement.

In accordance with the terms of said agreement executed on May 18, 2022, Kepler Cheuvreux, acting as the sole underwriter of this facility, committed to underwrite up to 5,200,000 shares, over a maximum timeframe of 24 months. Should Nanobiotix choose to use this facility, the shares will be issued based on the lower of the two daily volume weighted average market price for the two trading days prior to each issue, minus a maximum discount of 5.0% (See Note 10.4 Equity Line Agreement and Note 21 Commitments).

4.6 LIQUIDITY AGREEMENT

Consistent with customary practices in the French securities market, the Company entered in 2012 into a liquidity agreement with Gilbert Dupont, an investment company in France, which agreement allows Gilbert Dupont to carry out market purchases and sales of Nanobiotix shares on the regulated market of Euronext in Paris, in accordance with the authorizations granted by the Company’s shareholders meeting and in compliance with the French and EU regulations, in order to provide liquidity for the trading market. The liquidity agreement was amended on November 30, 2018. During the six months ended June 30, 2021 and the six months ended June 30, 2022, the Company did not contribute any cash or additional ordinary shares to the liquidity account. The cash and the value of the ordinary shares held in the liquidity account are classified in other non-current financial assets in the statement of consolidated financial position of the Company. The liquidity agreement has an automatically renewable term of one year and can be terminated at anytime by either party (See Note 10.2 Treasury Shares).